PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 29, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following (in thousands):

	February 29, 2020	February 28, 2019
Computer equipment	$19,962	$13,063
Software	11,063	7,712
Furniture and fixtures	5,592	2,518
Leasehold improvements	9,708	4,043
	46,325	27,336
Less accumulated depreciation and amortization	(21,093)	(12,287)
	$25,232	$15,049

Amortization of assets held under capital leases is included in depreciation expense. Depreciation expense was $9.7 million and $5.9 million for the fiscal years ended February 29, 2020 and February 28, 2019, respectively.